Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 96.0%

Security	Shares	Value
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.(1)	17,397	$ 3,044,823
Curtiss-Wright Corp.	10,830	1,366,529
Hexcel Corp.(1)	22,211	1,319,111
Mercury Systems, Inc.(1)	15,180	719,836
		$ 6,450,299
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.(1)	26,113	$ 2,048,304
		$ 2,048,304
Airlines — 0.2%
JetBlue Airways Corp.(1)	84,241	$1,288,045
		$1,288,045
Auto Components — 1.6%
Adient PLC(1)	24,958	$1,034,509
Dana, Inc.	38,470	855,573
Fox Factory Holding Corp.(1)	11,153	1,612,055
Gentex Corp.	63,297	2,087,535
Goodyear Tire & Rubber Co. (The)(1)	74,488	1,318,437
Lear Corp.	15,825	2,476,296
Visteon Corp.(1)	7,413	699,713
		$10,084,118
Automobiles — 0.5%
Harley-Davidson, Inc.	40,752	$1,491,931
Thor Industries, Inc.	14,666	1,800,398
		$3,292,329
Banks — 6.8%
Associated Banc-Corp.	41,302	$884,689
BancorpSouth Bank	28,767	856,681
Bank of Hawaii Corp.	10,722	881,027
Bank OZK	32,674	1,404,328
Cathay General Bancorp	20,704	856,938
CIT Group, Inc.	26,262	1,364,311
Commerce Bancshares, Inc.	28,156	1,961,910
Cullen/Frost Bankers, Inc.	15,006	1,780,012
East West Bancorp, Inc.	37,582	2,914,108
F.N.B. Corp.	84,638	983,493
First Financial Bankshares, Inc.	33,939	1,559,497
First Horizon Corp.	145,513	2,370,407
Fulton Financial Corp.	43,197	660,050
Glacier Bancorp, Inc.	28,699	1,588,490
Security	Shares	Value
Banks (continued)
Hancock Whitney Corp.	23,006	$ 1,084,043
Home BancShares, Inc.	39,988	940,918
International Bancshares Corp.	14,101	587,166
PacWest Bancorp	31,049	1,407,141
Pinnacle Financial Partners, Inc.	20,160	1,896,653
Prosperity Bancshares, Inc.	24,616	1,750,936
Signature Bank	16,062	4,373,361
Sterling Bancorp	51,043	1,274,033
Synovus Financial Corp.	38,792	1,702,581
Texas Capital Bancshares, Inc.(1)	13,672	820,593
UMB Financial Corp.	11,398	1,102,301
Umpqua Holdings Corp.	58,311	1,180,798
United Bankshares, Inc.	34,225	1,245,105
Valley National Bancorp	107,707	1,433,580
Webster Financial Corp.	23,997	1,306,877
Wintrust Financial Corp.	15,110	1,214,391
		$43,386,418
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A(1)	2,487	$1,267,748
		$1,267,748
Biotechnology — 1.6%
Arrowhead Pharmaceuticals, Inc.(1)	27,617	$1,724,129
Emergent BioSolutions, Inc.(1)	12,450	623,371
Exelixis, Inc.(1)	83,454	1,764,218
Halozyme Therapeutics, Inc.(1)	37,703	1,533,758
Neurocrine Biosciences, Inc.(1)	25,071	2,404,560
United Therapeutics Corp.(1)	11,891	2,194,841
		$10,244,877
Building Products — 2.3%
Builders FirstSource, Inc.(1)	54,888	$2,839,905
Carlisle Cos., Inc.	13,808	2,744,892
Lennox International, Inc.	9,058	2,664,592
Owens Corning	27,318	2,335,689
Simpson Manufacturing Co., Inc.	11,507	1,230,904
Trex Co., Inc.(1)	30,554	3,114,369
		$14,930,351
Capital Markets — 2.6%
Affiliated Managers Group, Inc.	10,915	$1,649,147
Evercore, Inc., Class A	10,505	1,404,203
FactSet Research Systems, Inc.	10,008	3,950,958
Federated Hermes, Inc., Class B	25,862	840,515
Interactive Brokers Group, Inc., Class A	23,138	1,442,423

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Janus Henderson Group PLC	45,654	$ 1,886,880
Jefferies Financial Group, Inc.	52,350	1,943,756
SEI Investments Co.	28,401	1,684,179
Stifel Financial Corp.	27,757	1,886,366
		$ 16,688,427
Chemicals — 2.4%
Ashland Global Holdings, Inc.	14,962	$ 1,333,414
Avient Corp.	24,184	1,120,928
Cabot Corp.	15,026	753,103
Chemours Co. (The)	43,750	1,271,375
Ingevity Corp.(1)	10,469	747,173
Minerals Technologies, Inc.	9,117	636,731
NewMarket Corp.	1,911	647,390
Olin Corp.	38,254	1,845,756
RPM International, Inc.	34,376	2,669,296
Scotts Miracle-Gro Co. (The), Class A	10,790	1,579,224
Sensient Technologies Corp.	11,167	1,017,090
Valvoline, Inc.	47,882	1,492,961
		$15,114,441
Commercial Services & Supplies — 1.7%
Brink's Co. (The)	13,189	$834,864
Clean Harbors, Inc.(1)	13,258	1,377,108
Herman Miller, Inc.	19,970	752,070
IAA, Inc.(1)	35,707	1,948,531
KAR Auction Services, Inc.(1)	31,571	517,449
MSA Safety, Inc.	9,654	1,406,588
Stericycle, Inc.(1)	24,331	1,653,778
Tetra Tech, Inc.	14,323	2,138,997
		$10,629,385
Communications Equipment — 0.9%
Ciena Corp.(1)	40,996	$2,105,144
Lumentum Holdings, Inc.(1)	20,105	1,679,572
NetScout Systems, Inc.(1)	19,935	537,248
ViaSat, Inc.(1)	19,423	1,069,625
		$5,391,589
Construction & Engineering — 1.2%
AECOM(1)	38,161	$2,409,867
Dycom Industries, Inc.(1)	8,394	597,989
EMCOR Group, Inc.	14,239	1,642,896
Fluor Corp.(1)(2)	37,460	598,236
MasTec, Inc.(1)	15,265	1,317,064
Security	Shares	Value
Construction & Engineering (continued)
Valmont Industries, Inc.	5,619	$ 1,321,139
		$ 7,887,191
Construction Materials — 0.2%
Eagle Materials, Inc.	11,094	$ 1,455,089
		$ 1,455,089
Consumer Finance — 0.7%
FirstCash, Inc.	10,715	$ 937,563
LendingTree, Inc.(1)	3,010	420,888
Navient Corp.	44,459	877,176
PROG Holdings, Inc.	17,615	740,006
SLM Corp.	81,006	1,425,706
		$4,401,339
Containers & Packaging — 0.8%
AptarGroup, Inc.	17,472	$2,085,283
Greif, Inc., Class A	7,033	454,332
Silgan Holdings, Inc.	22,227	852,628
Sonoco Products Co.	26,045	1,551,761
		$4,944,004
Diversified Consumer Services — 0.9%
Graham Holdings Co., Class B	1,069	$629,812
Grand Canyon Education, Inc.(1)	11,969	1,052,793
H&R Block, Inc.	47,165	1,179,125
Service Corp. International	44,390	2,674,942
		$5,536,672
Diversified Telecommunication Services — 0.2%
Iridium Communications, Inc.(1)	34,948	$1,392,678
		$1,392,678
Electric Utilities — 1.0%
ALLETE, Inc.	14,106	$839,589
Hawaiian Electric Industries, Inc.	28,956	1,182,273
IDACORP, Inc.	13,381	1,383,328
OGE Energy Corp.	53,024	1,747,671
PNM Resources, Inc.	22,737	1,125,027
		$6,277,888
Electrical Equipment — 1.7%
Acuity Brands, Inc.	9,459	$1,639,907
EnerSys	11,261	838,269
Hubbell, Inc.	14,405	2,602,551
nVent Electric PLC	44,530	1,439,655

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
Regal Beloit Corp.	10,780	$ 1,620,665
Sunrun, Inc.(1)(2)	54,550	2,400,200
		$ 10,541,247
Electronic Equipment, Instruments & Components — 3.1%
Arrow Electronics, Inc.(1)	19,024	$ 2,136,205
Avnet, Inc.	26,358	974,455
Belden, Inc.	12,092	704,480
Cognex Corp.	46,808	3,754,938
Coherent, Inc.(1)	6,499	1,625,335
II-VI, Inc.(1)(2)	27,783	1,649,199
Jabil, Inc.	38,629	2,254,775
Littelfuse, Inc.	6,521	1,781,994
National Instruments Corp.	35,572	1,395,489
SYNNEX Corp.	11,006	1,145,725
Vishay Intertechnology, Inc.	35,870	720,628
Vontier Corp.	44,747	1,503,499
		$19,646,722
Energy Equipment & Services — 0.4%
ChampionX Corp.(1)	53,456	$1,195,276
NOV, Inc.(1)	103,494	1,356,806
		$2,552,082
Entertainment — 0.1%
World Wrestling Entertainment, Inc., Class A	12,234	$688,285
		$688,285
Equity Real Estate Investment Trusts (REITs) — 8.9%
American Campus Communities, Inc.	36,848	$1,785,286
Apartment Income REIT Corp.	41,578	2,029,422
Brixmor Property Group, Inc.	78,667	1,739,327
Camden Property Trust	26,641	3,928,748
CoreSite Realty Corp.	11,618	1,609,558
Corporate Office Properties Trust	30,361	819,140
Cousins Properties, Inc.	39,386	1,468,704
CyrusOne, Inc.	33,027	2,556,620
Douglas Emmett, Inc.	46,481	1,469,264
EastGroup Properties, Inc.	10,703	1,783,441
EPR Properties	19,815	978,465
First Industrial Realty Trust, Inc.	34,206	1,781,449
Healthcare Realty Trust, Inc.	38,315	1,141,021
Highwoods Properties, Inc.	27,604	1,210,711
Hudson Pacific Properties, Inc.	40,390	1,061,045
JBG SMITH Properties	30,756	910,685
Kilroy Realty Corp.	27,763	1,838,188
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Lamar Advertising Co., Class A	22,983	$ 2,607,421
Life Storage, Inc.	20,690	2,373,971
Macerich Co. (The)	56,424	942,845
Medical Properties Trust, Inc.	157,796	3,166,966
National Retail Properties, Inc.	46,515	2,008,983
National Storage Affiliates Trust	21,604	1,140,475
Omega Healthcare Investors, Inc.	63,546	1,903,838
Park Hotels & Resorts, Inc.(1)	62,645	1,199,025
Pebblebrook Hotel Trust	34,802	779,913
Physicians Realty Trust	57,550	1,014,031
PotlatchDeltic Corp.	17,760	916,061
PS Business Parks, Inc.	5,432	851,412
Rayonier, Inc.	37,730	1,346,206
Rexford Industrial Realty, Inc.	36,486	2,070,581
Sabra Health Care REIT, Inc.	58,364	859,118
SL Green Realty Corp.(2)	17,790	1,260,244
Spirit Realty Capital, Inc.	31,550	1,452,562
STORE Capital Corp.	64,771	2,074,615
Urban Edge Properties	29,733	544,411
		$56,623,752
Food & Staples Retailing — 1.1%
BJ's Wholesale Club Holdings, Inc.(1)	36,326	$1,995,024
Casey's General Stores, Inc.	9,807	1,848,129
Grocery Outlet Holding Corp.(1)	23,599	509,030
Performance Food Group Co.(1)	40,708	1,891,294
Sprouts Farmers Market, Inc.(1)	30,248	700,846
		$6,944,323
Food Products — 1.7%
Darling Ingredients, Inc.(1)	42,931	$3,086,739
Flowers Foods, Inc.	53,220	1,257,589
Hain Celestial Group, Inc. (The)(1)	22,102	945,523
Ingredion, Inc.	17,749	1,579,838
Lancaster Colony Corp.	5,286	892,330
Pilgrim's Pride Corp.(1)	12,910	375,423
Post Holdings, Inc.(1)	15,525	1,710,234
Sanderson Farms, Inc.	5,619	1,057,496
Tootsie Roll Industries, Inc.(2)	5,058	153,915
		$11,059,087
Gas Utilities — 1.2%
National Fuel Gas Co.	24,153	$1,268,516
New Jersey Resources Corp.	25,565	889,918
ONE Gas, Inc.	14,392	912,021
Southwest Gas Holdings, Inc.	15,677	1,048,478

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Gas Utilities (continued)
Spire, Inc.	13,969	$ 854,623
UGI Corp.	55,388	2,360,636
		$ 7,334,192
Health Care Equipment & Supplies — 3.7%
Envista Holdings Corp.(1)	42,716	$ 1,785,956
Globus Medical, Inc., Class A(1)	20,742	1,589,252
Haemonetics Corp.(1)	13,500	952,965
Hill-Rom Holdings, Inc.	17,434	2,615,100
ICU Medical, Inc.(1)	5,281	1,232,480
Integra LifeSciences Holdings Corp.(1)	19,196	1,314,542
LivaNova PLC(1)	14,206	1,124,973
Masimo Corp.(1)	13,417	3,632,116
Neogen Corp.(1)	28,470	1,236,452
NuVasive, Inc.(1)	13,686	819,107
Penumbra, Inc.(1)	9,170	2,443,805
Quidel Corp.(1)	10,036	1,416,581
STAAR Surgical Co.(1)	12,555	1,613,694
Tandem Diabetes Care, Inc.(1)	16,696	1,993,169
		$23,770,192
Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc.(1)	23,804	$1,518,219
Amedisys, Inc.(1)	8,644	1,288,820
Chemed Corp.	4,167	1,938,155
Encompass Health Corp.	26,358	1,977,904
HealthEquity, Inc.(1)	22,089	1,430,484
LHC Group, Inc.(1)	8,389	1,316,318
Molina Healthcare, Inc.(1)	15,470	4,197,166
Option Care Health, Inc.(1)	36,705	890,463
Patterson Cos., Inc.	22,840	688,398
Progyny, Inc.(1)	18,233	1,021,048
R1 RCM, Inc.(1)	35,458	780,431
Tenet Healthcare Corp.(1)	28,358	1,884,105
		$18,931,511
Hotels, Restaurants & Leisure — 3.0%
Boyd Gaming Corp.(1)	21,812	$1,379,827
Choice Hotels International, Inc.	8,694	1,098,661
Churchill Downs, Inc.	9,183	2,204,655
Cracker Barrel Old Country Store, Inc.	6,288	879,314
Jack in the Box, Inc.	5,741	558,771
Marriott Vacations Worldwide Corp.	11,313	1,779,874
Papa John's International, Inc.	8,620	1,094,654
Scientific Games Corp., Class A(1)	25,528	2,120,611
Six Flags Entertainment Corp.(1)	20,472	870,060
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	18,497	$ 1,689,331
Travel + Leisure Co.	22,860	1,246,556
Wendy's Co. (The)	47,865	1,037,713
Wingstop, Inc.	7,879	1,291,604
Wyndham Hotels & Resorts, Inc.	24,773	1,912,228
		$ 19,163,859
Household Durables — 1.5%
Helen of Troy, Ltd.(1)	6,384	$ 1,434,357
KB Home	23,827	927,347
Taylor Morrison Home Corp.(1)	33,188	855,587
Tempur Sealy International, Inc.	52,050	2,415,640
Toll Brothers, Inc.	30,720	1,698,509
TopBuild Corp.(1)	8,724	1,786,762
TRI Pointe Homes, Inc.(1)	30,142	633,585
		$9,751,787
Household Products — 0.1%
Energizer Holdings, Inc.	16,662	$650,651
		$650,651
Insurance — 3.5%
Alleghany Corp.(1)	3,674	$2,294,082
American Financial Group, Inc.	17,510	2,203,283
Brighthouse Financial, Inc.(1)	22,015	995,739
CNO Financial Group, Inc.	33,850	796,829
First American Financial Corp.	29,117	1,952,295
Hanover Insurance Group, Inc. (The)	9,458	1,225,946
Kemper Corp.	15,843	1,058,154
Kinsale Capital Group, Inc.	5,679	918,294
Mercury General Corp.	7,040	391,917
Old Republic International Corp.	75,318	1,742,105
Primerica, Inc.	10,455	1,606,202
Reinsurance Group of America, Inc.	18,012	2,004,015
RenaissanceRe Holdings, Ltd.	12,478	1,739,433
RLI Corp.	10,542	1,057,046
Selective Insurance Group, Inc.	15,922	1,202,589
Unum Group	54,142	1,356,799
		$22,544,728
Interactive Media & Services — 0.3%
TripAdvisor, Inc.(1)	26,076	$882,673
Yelp, Inc.(1)	18,318	682,162
		$1,564,835

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 1.7%
Alliance Data Systems Corp.	13,180	$ 1,329,730
Concentrix Corp.(1)	11,256	1,992,312
Genpact, Ltd.	45,751	2,173,630
LiveRamp Holdings, Inc.(1)	18,327	865,584
MAXIMUS, Inc.	16,283	1,354,746
Sabre Corp.(1)(2)	85,547	1,012,877
WEX, Inc.(1)	11,867	2,090,253
		$ 10,819,132
Leisure Products — 1.3%
Brunswick Corp.	20,529	$1,955,798
Callaway Golf Co.(1)	31,446	868,853
Mattel, Inc.(1)	92,439	1,715,668
Polaris, Inc.	15,087	1,805,310
YETI Holdings, Inc.(1)	23,162	1,984,752
		$8,330,381
Life Sciences Tools & Services — 1.2%
Medpace Holdings, Inc.(1)	7,544	$1,427,928
Repligen Corp.(1)	13,544	3,914,081
Syneos Health, Inc.(1)	27,369	2,394,240
		$7,736,249
Machinery — 4.8%
AGCO Corp.	16,375	$2,006,429
Colfax Corp.(1)	34,312	1,574,921
Crane Co.	13,201	1,251,587
Donaldson Co., Inc.	33,266	1,909,801
Flowserve Corp.	34,506	1,196,323
Graco, Inc.	44,963	3,146,061
ITT, Inc.	22,807	1,957,753
Kennametal, Inc.	22,149	758,160
Lincoln Electric Holdings, Inc.	15,731	2,025,995
Middleby Corp. (The)(1)	14,735	2,512,465
Nordson Corp.	14,320	3,410,308
Oshkosh Corp.	18,181	1,861,189
Terex Corp.	18,489	778,387
Timken Co. (The)	18,484	1,209,223
Toro Co. (The)	28,360	2,762,548
Trinity Industries, Inc.	22,515	611,732
Woodward, Inc.	16,849	1,907,307
		$30,880,189
Marine — 0.1%
Kirby Corp.(1)	16,246	$779,158
		$779,158
Security	Shares	Value
Media — 1.0%
Cable One, Inc.	1,312	$ 2,378,827
John Wiley & Sons, Inc., Class A	11,529	601,929
New York Times Co. (The), Class A	44,261	2,180,739
TEGNA, Inc.	58,563	1,154,862
		$ 6,316,357
Metals & Mining — 2.1%
Cleveland-Cliffs, Inc.(1)(2)	120,462	$ 2,386,352
Commercial Metals Co.	31,942	972,953
Compass Minerals International, Inc.	9,190	591,836
Reliance Steel & Aluminum Co.	16,816	2,394,935
Royal Gold, Inc.	17,379	1,659,521
Steel Dynamics, Inc.	51,365	3,003,825
United States Steel Corp.	71,555	1,572,063
Worthington Industries, Inc.	8,772	462,285
		$13,043,770
Multiline Retail — 0.6%
Kohl's Corp.	41,385	$1,948,820
Nordstrom, Inc.(1)(2)	29,424	778,265
Ollie's Bargain Outlet Holdings, Inc.(1)(2)	16,083	969,483
		$3,696,568
Multi-Utilities — 0.5%
Black Hills Corp.	16,994	$1,066,543
MDU Resources Group, Inc.	53,622	1,590,965
NorthWestern Corp.	13,697	784,838
		$3,442,346
Oil, Gas & Consumable Fuels — 2.1%
Antero Midstream Corp.	86,003	$896,151
Cimarex Energy Co.	27,234	2,374,805
CNX Resources Corp.(1)	57,725	728,489
DT Midstream, Inc.	25,658	1,186,426
EQT Corp.(1)	80,097	1,638,785
Equitrans Midstream Corp.	107,697	1,092,048
HollyFrontier Corp.	39,599	1,311,915
Murphy Oil Corp.	38,454	960,196
Targa Resources Corp.	60,569	2,980,600
		$13,169,415
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	25,225	$1,548,058
		$1,548,058

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Personal Products — 0.2%
Coty, Inc., Class A(1)	88,786	$ 697,858
Nu Skin Enterprises, Inc., Class A	13,526	547,397
		$ 1,245,255
Pharmaceuticals — 0.7%
Jazz Pharmaceuticals PLC(1)	16,244	$ 2,115,131
Nektar Therapeutics(1)	49,581	890,475
Perrigo Co. PLC	35,420	1,676,429
		$ 4,682,035
Professional Services — 1.5%
ASGN, Inc.(1)	14,013	$1,585,431
CACI International, Inc., Class A(1)	6,238	1,634,980
FTI Consulting, Inc.(1)	9,080	1,223,076
Insperity, Inc.	9,510	1,053,137
KBR, Inc.	37,292	1,469,305
ManpowerGroup, Inc.	14,366	1,555,550
Science Applications International Corp.	15,353	1,313,603
		$9,835,082
Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.(1)	13,431	$3,332,097
		$3,332,097
Road & Rail — 1.7%
Avis Budget Group, Inc.(1)	12,515	$1,458,123
Knight-Swift Transportation Holdings, Inc.	43,966	2,248,861
Landstar System, Inc.	10,139	1,600,137
Ryder System, Inc.	14,244	1,178,121
Saia, Inc.(1)	6,976	1,660,497
Werner Enterprises, Inc.	16,375	724,921
XPO Logistics, Inc.(1)	26,113	2,078,073
		$10,948,733
Semiconductors & Semiconductor Equipment — 3.9%
Amkor Technology, Inc.	26,537	$662,098
Brooks Automation, Inc.	19,681	2,014,350
Cirrus Logic, Inc.(1)	15,257	1,256,414
CMC Materials, Inc.	7,741	953,923
Cree, Inc.(1)	30,587	2,469,289
First Solar, Inc.(1)	26,192	2,500,288
Lattice Semiconductor Corp.(1)	36,127	2,335,611
MKS Instruments, Inc.	14,689	2,216,717
Semtech Corp.(1)	17,198	1,340,928
Silicon Laboratories, Inc.(1)	10,759	1,507,982
SolarEdge Technologies, Inc.(1)	13,846	3,672,236
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc.(1)	9,325	$ 1,675,982
Universal Display Corp.	11,483	1,963,134
		$ 24,568,952
Software — 4.1%
ACI Worldwide, Inc.(1)	31,120	$ 956,318
Aspen Technology, Inc.(1)	17,989	2,209,049
Blackbaud, Inc.(1)	11,136	783,418
CDK Global, Inc.	32,257	1,372,535
Cerence, Inc.(1)	10,200	980,322
Commvault Systems, Inc.(1)	12,151	915,092
Digital Turbine, Inc.(1)	23,164	1,592,525
Envestnet, Inc.(1)	14,441	1,158,746
Fair Isaac Corp.(1)	7,519	2,992,036
Manhattan Associates, Inc.(1)	16,794	2,569,986
Mimecast, Ltd.(1)	16,200	1,030,320
NCR Corp.(1)	34,807	1,349,119
Paylocity Holding Corp.(1)	10,414	2,920,085
Qualys, Inc.(1)	8,872	987,365
SailPoint Technologies Holdings, Inc.(1)(2)	24,620	1,055,705
Teradata Corp.(1)	28,900	1,657,415
Ziff Davis, Inc.(1)	12,769	1,744,501
		$26,274,537
Specialty Retail — 3.6%
American Eagle Outfitters, Inc.(2)	40,799	$1,052,614
AutoNation, Inc.(1)	11,569	1,408,641
Dick's Sporting Goods, Inc.(2)	17,359	2,079,087
Five Below, Inc.(1)	14,832	2,622,446
Foot Locker, Inc.	23,862	1,089,539
GameStop Corp., Class A(1)	16,482	2,892,097
Lithia Motors, Inc., Class A	8,043	2,549,953
Murphy USA, Inc.	6,298	1,053,404
RH(1)	4,512	3,009,098
Urban Outfitters, Inc.(1)	17,453	518,180
Victoria's Secret & Co.(1)	19,893	1,099,287
Williams-Sonoma, Inc.	19,898	3,528,512
		$22,902,858
Technology Hardware, Storage & Peripherals — 0.1%
Xerox Holdings Corp.	36,405	$734,289
		$734,289
Textiles, Apparel & Luxury Goods — 1.6%
Capri Holdings, Ltd.(1)	40,267	$1,949,325
Carter's, Inc.	11,658	1,133,624

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Columbia Sportswear Co.	9,261	$ 887,574
Crocs, Inc.(1)	16,526	2,371,150
Deckers Outdoor Corp.(1)	7,328	2,639,546
Skechers USA, Inc., Class A(1)	35,732	1,505,032
		$ 10,486,251
Thrifts & Mortgage Finance — 0.8%
Essent Group, Ltd.	29,634	$ 1,304,192
MGIC Investment Corp.	89,883	1,344,650
New York Community Bancorp, Inc.	123,183	1,585,365
Washington Federal, Inc.	17,998	617,512
		$4,851,719
Trading Companies & Distributors — 0.8%
GATX Corp.	9,404	$842,223
MSC Industrial Direct Co., Inc., Class A	12,448	998,205
Univar Solutions, Inc.(1)	45,838	1,091,861
Watsco, Inc.	8,734	2,311,191
		$5,243,480
Water Utilities — 0.4%
Essential Utilities, Inc.	59,240	$2,729,779
		$2,729,779
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	26,184	$510,588
		$510,588
Total Common Stocks (identified cost $410,843,310)		$612,585,723

Exchange-Traded Funds — 0.6%

Security	Shares	Value
Equity Funds — 0.6%
SPDR S&P MidCap 400 ETF Trust(2)	8,000	$ 3,847,040
Total Exchange-Traded Funds (identified cost $3,060,309)		$ 3,847,040

Short-Term Investments — 4.2%
Affiliated Fund — 3.1%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.04%(3)	19,751,186	$ 19,753,161
Total Affiliated Fund (identified cost $19,751,186)		$ 19,753,161
Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(4)	4,947,247	$ 4,947,247
Total Securities Lending Collateral (identified cost $4,947,247)		$ 4,947,247
U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 2/24/22(5)	$2,000	$ 1,999,635
Total U.S. Treasury Obligations (identified cost $1,999,453)		$ 1,999,635
Total Short-Term Investments (identified cost $26,697,886)		$ 26,700,043
Total Investments — 100.8% (identified cost $440,601,505)		$643,132,806
Other Assets, Less Liabilities — (0.8)%		$ (5,325,311)
Net Assets — 100.0%		$637,807,495

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2021. The aggregate market value of securities on loan at September 30, 2021 was $14,345,376 and the total market value of the collateral received by the Fund was $14,941,858, comprised of cash of $4,947,247 and U.S. government and/or agencies securities of $9,994,611.
(3)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	83	Long	12/17/21	$21,855,560	$(310,685)
					$(310,685)
During the fiscal year to date ended September 30, 2021, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
An affiliated company is one in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At September 30, 2021, the value of the Fund’s investment in affiliated companies and funds was $19,753,161, which represents 3.1% of the Fund’s net assets. Transactions in affiliated companies and funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks
Eaton Vance Corp.	$2,143,939	$ —	$ (2,303,953)	$1,248,022	$(1,088,008)	$ —	$11,835	—
Short-Term Investments
Calvert Cash Reserves Fund, LLC	8,616,630	71,617,259	(60,481,604)	(1,099)	1,975	19,753,161	6,121	19,751,186
Totals				$1,246,923	$(1,086,033)	$19,753,161	$17,956
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$612,585,723(1)	$ —	$ —	$612,585,723
Exchange-Traded Funds	3,847,040	—	—	3,847,040
Short-Term Investments:
Affiliated Fund	—	19,753,161	—	19,753,161
Securities Lending Collateral	4,947,247	—	—	4,947,247
U.S. Treasury Obligations	—	1,999,635	—	1,999,635
Total Investments	$621,380,010	$21,752,796	$ —	$643,132,806

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(310,685)	$ —	$ —	$(310,685)
Total	$(310,685)	$ —	$ —	$(310,685)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.